Financial risk management - interest-bearing financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings		$ 138,434	$ 509,350
Obligations under finance leases		82,633	5,237
Debt instruments		350,270
Other financial liabilities		49,011	86,467
Interest rate risk
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings		1,003	421,291
Obligations under finance leases		82,633	5,237
Debt instruments		350,270
Other financial liabilities		99,391	87,360
Interest-bearing financial liabilities		$ 533,297	$ 513,888
Percentage of exposure to floating interest rate		83.00%	3.00%
Increase in floating interest rate, Percentage		1.00%
Additional borrowing cost if 1% increase in floating interest rate	$ 1,800
Interest rate risk | Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Debt instruments		$ 350,270
Other financial liabilities		86,238	$ 75,797
Interest-bearing financial liabilities		436,508	75,797
Interest rate risk | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Bank borrowings		1,003	421,291
Obligations under finance leases		82,633	5,237
Other financial liabilities		13,153	11,563
Interest-bearing financial liabilities		$ 96,789	$ 438,091